Income Taxes - Schedule of Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Taxes [Abstract]
Current income tax	$ 190,100	$ 512,086	$ 434,156
Deferred income tax (recovery) expenses	(265,469)	(186,300)	50,215
PRC dividend withholding tax	339,590	121,113	17,200
Income tax expenses	$ 264,221	$ 446,899	$ 501,571